Note 12 - Long-term Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
		Weighted	Weighted
	Number of	Average	Average
	Options	Exercise	Fair Value at
	Granted	Price	Grant Date
Outstanding at January 1, 2018	760,000	$2.51	$1.00
Options granted	-	-	-
Options exercised	(72,000)	2.37	0.92
Options cancelled or forfeited	-	-	-
Outstanding at December 31, 2018	688,000	2.52	1.00
Options granted	-	-	-
Options exercised	-	-	-
Options cancelled or forfeited	-	-	-
Outstanding at December 31, 2019	688,000	$2.52	$1.00
Options Vested	652,000	$2.56	$1.03
Exercisable at December 31, 2019	634,000	$2.58	$1.05

Schedule Of Period And Predetermined Stock Price Needed For Vesting [Table Text Block]
	Begins	Ends	Predetermined
	Vesting	Vesting	Vesting Price
Block 1	12 months after Grant Dates	48 months after Grant Dates	$3.43
Block 2	24 months after Grant Dates	60 months after Grant Dates	$4.69
Block 3	36 months after Grant Dates	72 months after Grant Dates	$6.43
Block 4	48 months after Grant Dates	84 months after Grant Dates	$8.81
Block 5	60 months after Grant Dates	96 months after Grant Dates	$12.07